Document and Entity Information	Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	NATIONAL BANKSHARES INC
Amendment Flag	false
Entity Central Index Key	0000796534
Document Type	8-K
Document Period End Date	Mar. 31, 2023
Entity Incorporation State Country Code	VA
Entity File Number	0-15204
Entity Tax Identification Number	54-1375874
Entity Address, Address Line One	101 Hubbard Street
Entity Address, City or Town	Blacksburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24060
City Area Code	(540)
Local Phone Number	951-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NKSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false